BUSINESS COMBINATIONS (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Mar. 22, 2012 Coolsand acquisition	Dec. 31, 2012 Coolsand acquisition	Dec. 31, 2011 Coolsand acquisition	Mar. 22, 2012 Coolsand acquisition Baseband technologies
BUSINESS COMBINATIONS
Purchase consideration in cash				$ 20,175,000
Number of ordinary shares issued				15,000,000
Market value of shares issued				25,825,000
Number of ordinary shares represents under American Depositary Shares				6
Purchase consideration
Deposit fee the Company paid prior to the completion of the acquisition	6,000,000	2,220,000		8,220,000
Offset of the accounts receivable due from Coolsand	11,955,000			11,955,000
Issuance of ordinary shares				25,825,000
Total purchase consideration				46,000,000
Allocation of the purchase price of the assets acquired based on their fair values
Acquired identifiable intangible assets							37,100,000
Goodwill	8,900,000		8,900,000	8,900,000
Total				46,000,000
Acquired identifiable intangible assets, amortization period							5 years
Unaudited Pro-forma information
Pro-forma net revenues					412,676,000	308,189,000
Pro-forma net income					$ 50,305,000	$ 41,898,000
Earnings per ordinary share - Basic (in dollars per share)					$ 0.19	$ 0.16
Earnings per ordinary share - Diluted (in dollars per share)					$ 0.18	$ 0.15